T. ROWE PRICE Retirement Balanced I Fund - I Class
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 57.0%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  112,984 7,678 15,420 19,471,205 106,702
New Income Fund  75,494 10,577 1,076 8,752,544 86,125
International Bond Fund (USD
Hedged)  26,421 3,382 375 2,898,195 29,562
Emerging Markets Bond Fund  19,226 2,899 277 1,927,020 22,045
Dynamic Global Bond Fund  18,570 3,018 270 2,113,660 20,756
High Yield Fund  17,174 3,098 243 3,005,132 20,194
Floating Rate Fund  9,462 1,575 137 1,139,486 10,882
U.S. Treasury Long-Term Index
Fund  6,339 860 141 639,509 7,553
Total Bond Mutual Funds (Cost $289,717) 303,819
EQUITY MUTUAL FUNDS 39.1%
T. Rowe Price Funds:
Equity Index 500 Fund  58,136 4,405 15,447 385,261 46,112
Value Fund  21,469 12,477 1,023 659,019 33,946
Growth Stock Fund (3) 18,817 7,065 262 238,331 28,109
International Value Equity Fund  16,487 1,149 221 1,069,293 17,248
Overseas Stock Fund  15,352 1,069 405 1,185,754 16,031
International Stock Fund  14,545 988 655 656,738 14,941
Mid-Cap Growth Fund  7,557 515 291 64,275 8,385
Mid-Cap Value Fund  8,060 549 393 225,649 7,855
Emerging Markets Stock Fund  7,978 549 304 144,651 7,805
Real Assets Fund  5,531 373 71 394,509 5,855
Small-Cap Stock Fund  5,488 365 312 77,652 5,794
Small-Cap Value Fund  5,249 350 66 88,655 5,692
New Horizons Fund (3) 3,915 277 51 48,982 4,783
Emerging Markets Discovery
Stock Fund  2,996 1,319 56 260,268 4,198
U.S. Large-Cap Core Fund  1,683 117 121 48,397 1,802
Total Equity Mutual Funds (Cost $148,282) 208,556

T. ROWE PRICE Retirement Balanced I Fund - I Class

$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.9%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (4) 12,449 12,962 4,323 21,087,865 21,088
Total Short-Term Investments (Cost $21,088) 21,088
Total Investments in Securities 100.0%
(Cost $459,087) $ 533,463
Other Assets Less Liabilities (0.0)% (144)
Net Assets 100.0% $ 533,319
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $1,675 and $1,728, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Balanced I Fund - I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (7) $ (562) $ 175
Emerging Markets Bond Fund  (11) 197 273
Emerging Markets Discovery Stock Fund  (3) (61) —
Emerging Markets Stock Fund  (3) (418) —
Equity Index 500 Fund  5,219 (982) 209
Floating Rate Fund  (4) (18) 118
Growth Stock Fund  1 2,489 —
High Yield Fund  (1) 165 259
International Bond Fund (USD Hedged)  (1) 134 141
International Stock Fund  4 63 —
International Value Equity Fund  (7) (167) —
Limited Duration Inflation Focused Bond Fund  178 1,460 —
Mid-Cap Growth Fund  4 604 —
Mid-Cap Value Fund  9 (361) —
New Horizons Fund  — 642 —
New Income Fund  (9) 1,130 399
Overseas Stock Fund  (5) 15 —
Real Assets Fund  (2) 22 —
Small-Cap Stock Fund  6 253 —
Small-Cap Value Fund  (1) 159 —
U.S. Large-Cap Core Fund  4 123 —
U.S. Treasury Long-Term Index Fund  (31) 495 35
Value Fund  26 1,023 —
U.S. Treasury Money Fund, 0.06% — — 2
Affiliates not held at period end — — —
Totals $ 5,366# $ 6,405 $ 1,611+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,611 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Balanced I Fund - I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Balanced I Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement Balanced I Fund - I Class

Level 2 –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R422-054Q1 08/21